Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Capital Appreciation Portfolio
March 31, 2024
VIPCAP-NPRT1-0524
1.814640.119
Common Stocks - 99.0%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	6,617	10,004,639
Canada - 10.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	181,958	10,385,126
Brookfield Asset Management Ltd. Class A (b)	226,892	9,534,002
Canadian National Railway Co.	82,544	10,869,568
Canadian Pacific Kansas City Ltd.	127,700	11,259,246
CGI, Inc. Class A (sub. vtg.) (a)	87,423	9,644,895
Constellation Software, Inc.	4,443	12,136,208
Constellation Software, Inc. warrants 8/22/28 (a)(c)	4,999	0
Thomson Reuters Corp.	64,170	9,986,369
TOTAL CANADA		73,815,414
Denmark - 4.3%
DSV A/S	59,841	9,711,174
Novo Nordisk A/S Series B	158,129	20,283,746
TOTAL DENMARK		29,994,920
France - 15.8%
Air Liquide SA	58,720	12,216,620
Airbus Group NV	65,746	12,112,307
Capgemini SA	45,874	10,556,465
Dassault Systemes SA	233,757	10,347,761
EssilorLuxottica SA	47,166	10,670,593
Hermes International SCA	4,665	11,907,688
L'Oreal SA	25,376	12,017,354
LVMH Moet Hennessy Louis Vuitton SE	18,817	16,931,475
Safran SA	51,833	11,738,708
TOTAL FRANCE		108,498,971
Germany - 3.1%
Infineon Technologies AG	201,726	6,859,802
SAP SE	72,907	14,196,378
TOTAL GERMANY		21,056,180
India - 9.2%
Axis Bank Ltd.	806,303	10,126,716
Bharti Airtel Ltd.	640,146	9,432,575
HCL Technologies Ltd.	570,623	10,563,569
HDFC Bank Ltd.	636,501	11,102,126
ICICI Bank Ltd.	858,039	11,315,217
Larsen & Toubro Ltd.	235,260	10,620,058
TOTAL INDIA		63,160,261
Indonesia - 1.4%
PT Bank Central Asia Tbk	14,886,430	9,459,526
Ireland - 1.5%
Kingspan Group PLC (Ireland)	113,442	10,336,798
Italy - 1.8%
Ferrari NV (Italy)	28,136	12,263,227
Japan - 10.0%
Hoya Corp.	82,459	10,313,218
Keyence Corp.	24,690	11,462,602
OBIC Co. Ltd.	64,650	9,743,624
Renesas Electronics Corp.	609,267	10,857,539
Shin-Etsu Chemical Co. Ltd.	273,771	12,008,130
Tokyo Electron Ltd.	54,895	14,297,357
TOTAL JAPAN		68,682,470
Netherlands - 6.5%
ASM International NV (Netherlands)	18,913	11,546,788
ASML Holding NV (Netherlands)	22,808	22,111,486
Wolters Kluwer NV	69,951	10,957,756
TOTAL NETHERLANDS		44,616,030
Sweden - 1.5%
Atlas Copco AB (A Shares)	618,881	10,452,006
Switzerland - 1.8%
UBS Group AG	394,691	12,140,299
Taiwan - 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,043,680	25,003,793
United Kingdom - 12.0%
3i Group PLC	278,919	9,889,746
Ashtead Group PLC	156,287	11,125,331
BAE Systems PLC	604,464	10,303,347
Compass Group PLC	373,925	10,968,213
InterContinental Hotel Group PLC	86,718	9,011,031
London Stock Exchange Group PLC	82,849	9,913,223
RELX PLC (London Stock Exchange)	278,057	11,991,331
Sage Group PLC	597,577	9,544,804
TOTAL UNITED KINGDOM		82,747,026
United States of America - 14.4%
Experian PLC	217,559	9,479,688
Linde PLC	22,576	10,482,488
Marsh & McLennan Companies, Inc.	46,919	9,664,376
MasterCard, Inc. Class A	18,080	8,706,786
Moody's Corp.	24,972	9,814,745
NVIDIA Corp.	10,678	9,648,214
S&P Global, Inc.	22,744	9,676,435
Schneider Electric SA	58,513	13,228,410
Visa, Inc. Class A	30,615	8,544,034
Waste Connections, Inc. (Canada)	56,482	9,710,209
TOTAL UNITED STATES OF AMERICA		98,955,385
TOTAL COMMON STOCKS (Cost $458,105,122)		681,186,945

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	10,941,106	10,943,294
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	8,279,847	8,280,675
TOTAL MONEY MARKET FUNDS (Cost $19,223,969)		19,223,969

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $477,329,091)	700,410,914
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(12,050,638)
NET ASSETS - 100.0%	688,360,276

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,339,368	57,575,182	54,971,256	142,979	-	-	10,943,294	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,964,125	23,865,959	19,549,409	1,712	-	-	8,280,675	0.0%
Total	12,303,493	81,441,141	74,520,665	144,691	-	-	19,223,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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